CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (18,437,400)	$ (11,381,523)	$ (15,820,997)	$ (19,996,219)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	1,451,726	296,830	609,489	34,289
Bad debt expense	5,915	94,893	219,759
Loss on warrant revaluation				2,650,772
Gain on sale and disposal of spare parts	(183,938)		(191,530)
Loss on deferred costs			2,809,031
Interest of finance leases	309,337	30,405	102,561
Amortization of debt issue costs	1,164,472	389,301	630,290
Amortization of operating lease right of use assets	5,933,502	3,381,624	4,797,056	1,154,477
Share-based payments	1,677,594	795,334	1,386,533	1,254,413
Foreign exchange (gain) loss	1,200	3,753	(96,415)	154,120
Loss on sale of property	135,772
Changes in assets and liabilities
Accounts receivable	(4,886,060)	(803,231)	(1,946,757)	(745,646)
Assets held for sale	952,516		(340,561)
Prepaid expenses and other current assets	(1,180,611)	(1,321,588)	(1,262,183)	(486,670)
Deposits and other assets			(3,247,035)	(2,684,307)
Accounts payable	3,610,551	3,095,518	2,938,216	2,072,374
Accrued liabilities and other liabilities	8,586,891	6,248,347	6,353,307	5,929,292
Operating lease obligations	(6,181,225)	(2,559,147)	(3,482,839)	(386,945)
Other liabilities	283,622		(306,008)	74,086
Net cash used in operating activities - continuing operations			(6,848,083)	(10,975,964)
Net cash provided by operating activities - discontinuing operations				177,706
Net cash used in operating activities	(6,756,136)	(1,759,889)	(6,848,083)	(10,798,258)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment	(2,082,226)	(1,124,712)	(1,911,669)	(652,750)
Deposits, deferred costs and other assets	(5,697,724)	(3,350,867)
Net cash used in investing activities	(7,779,950)	(4,475,579)	(1,911,669)	(652,750)
CASH FLOWS FROM FINANCING ACTIVITIES
Payments to related party		(197,558)
Principal payments on finance leases	(343,374)	(321,140)	(501,169)
Other liabilities				(104,437)
Proceeds on issuance of shares	1,594,353	644,251	802,325	19,032,172
Repayment of notes payables	(6,986,079)
Proceeds from senior secured notes	32,109,647	5,925,529	5,925,529
Net cash provided by financing activities - continuing operations			6,226,685	18,927,735
Net cash provided by financing activities - discontinued operations				(31,416)
Net cash provided by financing activities	26,374,547	6,051,082	6,226,685	18,896,319
Net increase (decrease) in cash, cash equivalents and restricted cash	11,838,461	(184,386)	(2,533,067)	7,445,311
Cash, cash equivalents and restricted cash - beginning of the period	5,460,934	7,994,001	7,994,001	548,690
Cash, cash equivalents and restricted cash - end of the period	17,299,395	7,809,615	5,460,934	7,994,001
Non-cash transactions
Right-of-use (ROU) assets acquired through operating leases	37,554,848	5,390,848	10,081,357	21,302,542
Warrants issued with debt	3,829,517	2,130,642
Equipment acquired through finance leases	1,680,470	2,815,432	(2,840,936)
Airframe Parts acquired through financing			1,065,180
Warrants issued for debt (debt discount)			2,130,642
Note Payable reductions through accounts receivable from sale of Assets held for sale	145,089
Cash paid for
Interest	$ 928,205	285,684	622,439	31,558
Scenario Previously Reported [Member]
CASH FLOWS FROM FINANCING ACTIVITIES
Cash, cash equivalents and restricted cash - beginning of the period		$ 7,994,001	$ 7,994,001
Cash, cash equivalents and restricted cash - end of the period				$ 7,994,001